REX Autocallable Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 3.7%	Shares	Value
The Laddered T-Bill ETF (a)	12,900	$322,501
TOTAL EXCHANGE-TRADED FUNDS (Cost $322,964)		322,501

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 95.5%	Par	Value
3.59%, 05/28/2026 (b)(c)	8,313,000	8,265,191
TOTAL U.S. TREASURY BILLS (Cost $8,266,097)		8,265,191

MONEY MARKET FUNDS - 3.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	264,220	264,220
TOTAL MONEY MARKET FUNDS (Cost $264,220)		264,220

TOTAL INVESTMENTS - 102.3% (Cost $8,853,281)		8,851,912
Liabilities in Excess of Other Assets - (2.3%)		(196,205)
TOTAL NET ASSETS - 100.0%		$8,655,707

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percentage of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown is the annualized yield as of March 31, 2026.
(c)	All or a portion of the security has been pledged as collateral for the Swap. The fair value of assets committed as collateral as of March 31, 2026 was $3,529,552.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

REX Autocallable Income ETF
Schedule of Total Return Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Bloomberg US Large Cap VolMax Index	RBC Capital Markets	Receive	SOFR + 0.50%	At Termination	04/30/2027	$8,641,470	$(170,286)
Net Unrealized Appreciation (Depreciation)						0	(170,286)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.

SOFR - Secured Overnight Financing Rate was 3.68% as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

REX Autocallable Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange-Traded Funds	$322,501	$–	$–	$322,501
U.S. Treasury Bills	–	8,265,191	–	8,265,191
Money Market Funds	264,220	–	–	264,220
Total Investments	$586,721	$8,265,191	$–	$8,851,912

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(170,286)	$–	$(170,286)
Total Other Financial Instruments	$–	$(170,286)	$–	$(170,286)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

REX Autocallable Income ETF - Transactions with Affiliates
	Value as of February 17, 2026 (a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
The Laddered T-Bill ETF	$–	$322,964	$–	$–	$(463)	$322,501	12,900	$727	$–
	$–	$322,964	$–	$–	$(463)	$322,501	12,900	$727	$–

(a)	Inception date of Fund.